Contingent liabilities and contingent assets (Tables)	6 Months Ended
Dec. 31, 2021
Contingent liabilities and contingent assets
Schedule of potential amount payable by type of condition and category of player

	First team
	squad	Other	Total
Type of condition	£’000	£’000	£’000
MUFC appearances/team success/new contract	69,802	9,676	79,478
International appearances	10,989	1,120	12,109
Awards	31,017	—	31,017
	111,808	10,796	122,604